Eaton Vance

Floating-Rate Income Plus Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 133.3%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.1%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$150	$148,969
Dynasty Acquisition Co., Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	79	77,079
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	146	143,366
TransDigm, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	1,313	1,292,067
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	1,514	1,486,015
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(2)	792	766,723
		$3,914,219
Automotive — 3.1%
Adient US, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024	$299	$295,142
American Axle and Manufacturing, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024	553	541,788
Autokiniton US Holdings, Inc.
Term Loan, 7.98%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	172	171,513
Bright Bidco B.V.
Term Loan, 5.33%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)	390	190,504
Chassix, Inc.
Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)	343	311,273
Dayco Products, LLC
Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	243	220,028
IAA, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	121	120,938
Panther BF Aggregator 2 L.P.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	823	812,651
Tenneco, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	817	773,190
Thor Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	246	243,055
TI Group Automotive Systems, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	224	222,108
		$3,902,190
Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	$583	$580,006
Flavors Holdings, Inc.
Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	470,000
		$1,050,006
Brokerage/Securities Dealers/Investment Houses — 0.6%
Advisor Group, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.00%), Maturing August 1, 2026	$500	$495,312

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Clipper Acquisitions Corp.
Term Loan, 3.42%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	294	292,163
OZ Management L.P.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	11	10,814
		$798,289
Building and Development — 4.3%
ACProducts, Inc.
Term Loan, Maturing August 18, 2025(3)	$100	$102,125
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	549	542,453
APi Group DE, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	350	348,250
Beacon Roofing Supply, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	147	145,809
Brookfield Property REIT, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	222	215,800
Core & Main L.P.
Term Loan, 4.51%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	245	243,037
CPG International, Inc.
Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	521	518,201
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	1,259	1,241,750
NCI Building Systems, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	173	167,839
Quikrete Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	601	593,449
Realogy Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	444	429,145
Summit Materials Companies I, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	147	146,510
Werner FinCo L.P.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	342	337,234
WireCo WorldGroup, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	470	447,794
		$5,479,396
Business Equipment and Services — 11.2%
Adtalem Global Education, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$99	$98,777
AlixPartners, LLP
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	636	622,105
Allied Universal Holdco, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	800	795,333
Amentum Government Services Holdings, LLC
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing February 1, 2027	225	225,844
AppLovin Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,141	1,143,072
ASGN Incorporated
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	75	75,078
Belfor Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	124	125,075
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	198	195,895
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	425	425,266

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CCC Information Services, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	1,039	1,030,157
Ceridian HCM Holding, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2025	346	345,193
CM Acquisition Co.
Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	90	87,389
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	100	99,625
Deerfield Dakota Holding, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025	347	347,348
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	319	314,523
EIG Investors Corp.
Term Loan, 5.39%, (USD LIBOR + 3.75%), Maturing February 9, 2023(2)	708	702,139
Fiserv Investment Solutions, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	125	125,781
Garda World Security Corporation
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	326	325,132
IG Investment Holdings, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	581	577,995
IRI Holdings, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025	347	333,723
Iron Mountain, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	197	192,447
KAR Auction Services, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	150	149,672
Kronos Incorporated
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023	1,362	1,360,069
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	824	811,624
Monitronics International, Inc.
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024	185	158,393
PGX Holdings, Inc.
Term Loan, 6.86%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	244	122,442
Pike Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026	96	95,210
Pre-Paid Legal Services, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	89	88,131
Prime Security Services Borrower, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026	532	521,114
Red Ventures, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	342	336,555
Rockwood Service Corporation
Term Loan, Maturing January 23, 2027(3)	100	100,375
Sabre GLBL, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	624	601,561
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	934	923,557
Tempo Acquisition, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024	195	192,319
Vestcom Parent Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	121	115,691
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	225	222,747
West Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	269	216,274
		$14,203,631

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 4.8%
Altice France S.A.
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$496	$487,650
Charter Communications Operating, LLC
Term Loan, 3.36%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	858	850,464
CSC Holdings, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	638	630,226
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	223	220,798
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	296	293,287
Numericable Group S.A.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	438	423,676
Radiate Holdco, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024	440	430,853
Telenet Financing USD, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	900	879,375
UPC Broadband Holding B.V.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	200	198,000
Virgin Media Bristol, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	1,650	1,634,737
		$6,049,066
Chemicals and Plastics — 5.6%
Alpha 3 B.V.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024	$131	$126,987
Aruba Investments, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022	72	72,071
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	861	846,183
Emerald Performance Materials, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	118	117,467
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	73	71,984
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	74	73,549
Flint Group GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	37	30,864
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021	224	186,705
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	468	467,538
H.B. Fuller Company
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	387	383,159
Hexion, Inc.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	572	567,119
Kraton Polymers, LLC
Term Loan, 6.25%, (USD Prime + 1.50%), Maturing March 5, 2025	172	171,882
Messer Industries GmbH
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	323	317,724
Minerals Technologies, Inc.
Term Loan, 3.92%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)	221	222,365
Momentive Performance Materials, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	100	96,017
Orion Engineered Carbons GmbH
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	291	290,092
PMHC II, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025	425	371,508
PQ Corporation
Term Loan, 4.03%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	517	510,666

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pregis TopCo Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	150	148,969
Spectrum Holdings III Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	84	76,121
Starfruit Finco B.V.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	653	642,221
Tata Chemicals North America, Inc.
Term Loan, 4.44%, (1 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	197	196,690
Tronox Finance, LLC
Term Loan, 4.49%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)	717	700,607
Univar, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	461	456,634
		$7,145,122
Containers and Glass Products — 4.3%
Berry Global, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$210	$207,257
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	224	221,189
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	244	234,203
Consolidated Container Company, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	98	97,633
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(2)	419	403,642
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	342	329,745
Libbey Glass, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	275	209,141
Pelican Products, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	148	143,318
Reynolds Consumer Products, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	550	545,417
Reynolds Group Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	2,350	2,335,445
Ring Container Technologies Group, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	219	216,962
Trident TPI Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024	515	496,552
		$5,440,504
Cosmetics/Toiletries — 0.8%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	$434	$428,167
Term Loan, 8.60%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	620	615,660
		$1,043,827
Drugs — 7.0%
Akorn, Inc.
Term Loan, 11.69%, (1 mo. USD LIBOR + 10.00%), 10.94% Cash, 0.75% PIK, Maturing April 16, 2021	$225	$219,298
Albany Molecular Research, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	318	312,790
Amneal Pharmaceuticals, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	812	731,868
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	388	347,002
Bausch Health Companies, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	1,305	1,300,393

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Catalent Pharma Solutions, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026	199	198,128
Elanco Animal Health Incorporated
Term Loan, Maturing February 4, 2027(3)	475	471,437
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	1,146	1,101,710
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.58%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	1,029	1,022,063
Horizon Therapeutics USA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026	498	500,868
Jaguar Holding Company II
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	1,579	1,568,829
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	700	627,812
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	632	561,384
		$8,963,582
Ecological Services and Equipment — 1.3%
Advanced Disposal Services, Inc.
Term Loan, 3.83%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	$457	$457,405
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	420	394,557
GFL Environmental, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025	585	575,791
Term Loan, 6.75%, (USD Prime + 2.00%), Maturing May 30, 2025	280	275,602
		$1,703,355
Electronics/Electrical — 20.6%
Almonde, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024	$825	$787,936
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	884	876,349
Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025	100	102,500
Aptean, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	174	172,866
Astra Acquisition Corp.
Term Loan, Maturing March 1, 2027(3)	200	197,000
Avast Software B.V.
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023	125	124,854
Banff Merger Sub, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	817	787,653
Barracuda Networks, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	468	465,862
Buzz Merger Sub Ltd.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	125	124,883
Castle US Holding Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	245	239,472
CDW, LLC
Term Loan, 3.36%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	299	299,150
Cohu, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	173	169,356
CommScope, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	399	396,501
CPI International, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	147	144,303

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
ECI Macola/Max Holdings, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	171	171,712
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	391	392,548
Energizer Holdings, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	39	39,163
Epicor Software Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	1,482	1,474,195
EXC Holdings III Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	123	121,581
Flexera Software, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025	270	269,799
GlobalLogic Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	108	107,217
Go Daddy Operating Company, LLC
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	954	941,870
Hyland Software, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024	1,947	1,941,404
Infoblox, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	476	478,943
Infor (US), Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022	1,944	1,935,105
Informatica, LLC
Term Loan, Maturing February 25, 2027(3)	1,375	1,350,938
MA FinanceCo., LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	473	471,431
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	114	109,366
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	289	276,324
Microchip Technology Incorporated
Term Loan, 3.61%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	345	344,500
MTS Systems Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	122	121,449
NCR Corporation
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	200	199,656
Recorded Books, Inc.
Term Loan, Maturing August 29, 2025(3)	300	297,750
Refinitiv US Holdings, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	272	271,995
Renaissance Holding Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	271	265,796
Seattle Spinco, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	770	738,576
SGS Cayman L.P.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	49	48,688
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	971	765,508
SolarWinds Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	245	242,346
Solera, LLC
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing March 3, 2023(2)	664	659,202
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	524	472,087
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	257	253,192
SS&C Technologies, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	361	355,539

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
STG-Fairway Holdings, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	100	99,875
SurveyMonkey, Inc.
Term Loan, 5.34%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	253	252,191
Sutherland Global Services, Inc.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	211	209,160
Tibco Software, Inc.
Term Loan, 5.67%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	496	495,123
Term Loan, Maturing June 30, 2026(3)	325	326,828
TriTech Software Systems
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	198	190,575
Uber Technologies, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	895	888,785
Term Loan, 5.64%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	1,040	1,033,870
Ultimate Software Group, Inc. (The)
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	374	372,971
Ultra Clean Holdings, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	171	168,000
Verifone Systems, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	272	264,109
Veritas Bermuda, Ltd.
Term Loan, 6.16%, (USD LIBOR + 4.50%), Maturing January 27, 2023(2)	458	431,477
Vero Parent, Inc.
Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	562	541,757
Vertiv Group Corporation
Term Loan, Maturing February 11, 2027(3)	50	49,875
VS Buyer, LLC
Term Loan, Maturing February 28, 2027(3)	275	273,625
Vungle, Inc.
Term Loan, 7.10%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	150	148,877
Western Digital Corporation
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	418	415,434
		$26,169,097
Equipment Leasing — 0.1%
IBC Capital Limited
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	$73	$72,585
		$72,585
Financial Intermediaries — 4.5%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$100	$98,878
Aretec Group, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	844	832,921
Claros Mortgage Trust, Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	175	173,472
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(4)	745	312,108
FinCo. I, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	202	201,009
Focus Financial Partners, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	642	639,008
Franklin Square Holdings L.P.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	123	123,978
Greenhill & Co., Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	303	301,722

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
GreenSky Holdings, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	493	485,348
Guggenheim Partners, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	1,439	1,436,616
Harbourvest Partners, LLC
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	105	105,302
LPL Holdings, Inc.
Term Loan, 3.36%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	300	300,469
Starwood Property Trust, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	125	124,999
StepStone Group L.P.
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025	147	146,822
Victory Capital Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	274	273,448
Virtus Investment Partners, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	137	137,330
		$5,693,430
Food Products — 3.7%
Alphabet Holding Company, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$562	$539,158
Atkins Nutritionals Holdings II, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing July 7, 2024	97	97,434
Badger Buyer Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	393	357,598
CHG PPC Parent, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	99	96,530
Del Monte Foods, Inc.
Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	637	593,632
Dole Food Company, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024	398	392,959
Froneri International PLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	475	469,137
Hearthside Food Solutions, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	370	359,408
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	99	96,927
HLF Financing S.a.r.l.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	247	245,872
JBS USA Lux S.A.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	1,216	1,202,135
Nomad Foods Europe Midco Limited
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	295	292,698
		$4,743,488
Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,025	$1,014,101
Aramark Services, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	210	208,800
IRB Holding Corp.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2025	443	434,677
KFC Holding Co.
Term Loan, 3.41%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	242	240,742
NPC International, Inc.
Term Loan, 0.00%, Maturing April 19, 2024(4)	219	102,667
Restaurant Technologies, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	50	49,376

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
US Foods, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	196	194,310
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	374	371,491
		$2,616,164
Food/Drug Retailers — 0.1%
Allsup’s Convenience Stores, Inc.
Term Loan, 7.89%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$150	$151,500
		$151,500
Health Care — 11.4%
Accelerated Health Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$124	$123,131
ADMI Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	394	390,848
Alliance Healthcare Services, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	190	180,500
athenahealth, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	447	444,392
Avantor, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024	277	276,523
BioClinica, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	389	379,977
BW NHHC Holdco, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	222	189,674
Carestream Dental Equipment, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	266	258,662
Change Healthcare Holdings, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024	1,195	1,181,553
CHG Healthcare Services, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	753	754,966
CryoLife, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	123	122,500
Ensemble RCM, LLC
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	100	99,127
Envision Healthcare Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	1,313	1,059,422
Gentiva Health Services, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	533	529,741
GHX Ultimate Parent Corporation
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024	195	192,316
Greatbatch, Ltd.
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022	258	256,502
Hanger, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	246	246,034
Inovalon Holdings, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	280	278,560
IQVIA, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	171	170,154
Medical Solutions, LLC
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024	271	269,847
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	790	761,337
National Mentor Holdings, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	6	6,339
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026	118	118,401

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Navicure, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	225	223,031
One Call Corporation
Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	261	250,668
Ortho-Clinical Diagnostics S.A.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,451	1,396,728
Parexel International Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	526	511,021
Phoenix Guarantor, Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	423	418,911
Radiology Partners Holdings, LLC
Term Loan, 5.98%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)	601	596,351
RadNet, Inc.
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	361	359,659
Select Medical Corporation
Term Loan, 4.58%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	547	541,108
Sound Inpatient Physicians
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	99	98,500
Surgery Center Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	244	237,044
Team Health Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	486	371,576
Tecomet, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	270	266,625
U.S. Anesthesia Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	391	377,655
Verscend Holding Corp.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	346	344,545
Viant Medical Holdings, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	99	95,664
Wink Holdco, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	123	121,224
		$14,500,816
Home Furnishings — 0.5%
Serta Simmons Bedding, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	$1,167	$682,573
		$682,573
Industrial Equipment — 5.7%
AI Alpine AT Bidco GmbH
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	$50	$48,263
Altra Industrial Motion Corp.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	155	154,176
Apex Tool Group, LLC
Term Loan, 7.10%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	547	522,381
CPM Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	74	72,579
Delachaux Group S.A.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	100	99,875
DexKo Global, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024	489	485,138
DXP Enterprises, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023	122	121,882
Dynacast International, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022	288	275,442

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024	368	360,609
EWT Holdings III Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	779	774,723
Filtration Group Corporation
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	354	353,305
Gates Global, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024	956	939,536
Hayward Industries, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	96	94,683
Ingersoll-Rand Services Company
Term Loan, Maturing February 5, 2027(3)	300	297,281
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2027	285	281,935
LTI Holdings, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	374	311,147
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	50	42,519
Rexnord, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	681	682,026
Robertshaw US Holding Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025	246	222,291
Thermon Industries, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024	70	70,664
Titan Acquisition Limited
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	688	654,996
Welbilt, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	360	354,430
		$7,219,881
Insurance — 6.1%
Alliant Holdings Intermediate, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025	$525	$516,285
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	100	98,630
AmWINS Group, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024	861	863,552
AssuredPartners, Inc.
Term Loan, Maturing February 12, 2027(3)	550	546,906
Asurion, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	1,089	1,082,493
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	459	457,025
Term Loan - Second Lien, 8.10%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	575	576,438
FrontDoor, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	99	98,904
Hub International Limited
Term Loan, 4.54%, (USD LIBOR + 2.75%), Maturing April 25, 2025(2)	1,133	1,104,431
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025	425	426,100
NFP Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	784	779,662
Sedgwick Claims Management Services, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	272	264,763
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	684	667,144
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	325	322,156
		$7,804,489
Leisure Goods/Activities/Movies — 5.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$422	$411,794

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ancestry.com Operations, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	697	642,521
Bombardier Recreational Products, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027	1,067	1,056,137
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	440	412,383
Crown Finance US, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025	388	361,029
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	324	302,845
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024	439	432,106
Emerald Expositions Holding, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	258	241,595
Lindblad Expeditions, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025	96	95,557
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025	384	382,229
Match Group, Inc.
Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027	175	174,453
Motion Finco S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing November 4, 2026	15	14,094
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing November 13, 2026	110	107,235
NASCAR Holdings, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	165	164,238
Playtika Holding Corp.
Term Loan, 7.60%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024	775	776,453
SRAM, LLC
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	164	163,988
Steinway Musical Instruments, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025	112	112,276
Travel Leaders Group, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	222	218,301
UFC Holdings, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026	535	529,735
		$6,598,969
Lodging and Casinos — 5.1%
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$245	$241,410
Boyd Gaming Corporation
Term Loan, 3.83%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	153	151,174
CityCenter Holdings, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024	610	604,193
Eldorado Resorts, LLC
Term Loan, 3.89%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	101	100,805
ESH Hospitality, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	163	162,025
Four Seasons Hotels Limited
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	218	216,231
GBT III B.V.
Term Loan, Maturing February 26, 2027(3)	296	290,684
Term Loan, Maturing February 26, 2027(3)	354	347,128
Golden Nugget, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.50%), Maturing October 4, 2023	1,628	1,601,754
GVC Holdings PLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024	246	243,245
Hanjin International Corp.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	125	124,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Playa Resorts Holding B.V.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024	830	788,152
Stars Group Holdings B.V. (The)
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	790	787,252
VICI Properties 1, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024	525	517,289
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	296	294,621
		$6,470,338
Nonferrous Metals/Minerals — 0.4%
Arconic Rolled Products Corporation
Term Loan, Maturing February 4, 2027(3)	$125	$124,844
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	132	133,944
Term Loan, 0.00%, Maturing October 17, 2022(4)	473	84,973
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(4)	238	14,261
Oxbow Carbon, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	135	134,972
		$492,994
Oil and Gas — 4.1%
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	$113	$112,509
Apergy Corporation
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	48	47,473
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	224	219,491
Buckeye Partners L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	625	620,938
CITGO Petroleum Corporation
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021	237	236,875
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024	819	816,765
Equitrans Midstream Corporation
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	446	438,400
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	695	553,285
McDermott Technology Americas, Inc.
DIP Loan, 10.72%, (2 mo. USD LIBOR + 9.00%), Maturing October 21, 2020	225	228,375
DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 22, 2020	108	109,577
Term Loan, 0.00%, Maturing May 9, 2025(4)	494	289,659
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	804	773,230
Term Loan, Maturing March 11, 2026(3)	100	96,167
PSC Industrial Holdings Corp.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	172	170,964
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing February 28, 2021(4)	27	14,097
Term Loan, 0.00%, Maturing February 28, 2021(4)	44	23,079
Term Loan, 0.00%, Maturing February 28, 2021(4)	330	171,696
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.66%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023	22	21,858
Term Loan - Second Lien, 8.66%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023	22	21,858
Term Loan - Third Lien, 8.66%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023(5)	25	20,201

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
UGI Energy Services, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	224	223,035
		$5,209,532
Publishing — 1.3%
Ascend Learning, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	$269	$264,780
Getty Images, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	393	381,508
Harland Clarke Holdings Corp.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	95	75,814
LSC Communications, Inc.
Term Loan, 7.08%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	163	106,065
ProQuest, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	350	349,563
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	400	397,250
Tweddle Group, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	47	43,579
		$1,618,559
Radio and Television — 3.4%
Cumulus Media New Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	$125	$125,186
Diamond Sports Group, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	673	611,873
Entercom Media Corp.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	205	203,943
Entravision Communications Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	200	196,728
Gray Television, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	127	126,809
Hubbard Radio, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	124	123,710
iHeartCommunications, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	450	446,625
Mission Broadcasting, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	78	77,743
Nexstar Broadcasting, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	350	347,452
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	125	124,220
Sinclair Television Group, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	150	148,503
Univision Communications, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,851	1,788,732
		$4,321,524
Retailers (Except Food and Drug) — 2.4%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	$537	$355,979
Bass Pro Group, LLC
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	293	282,986
BJ’s Wholesale Club, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	198	197,095
Coinamatic Canada, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	39	39,010

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	75	72,770
Global Appliance, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	238	235,230
Hoya Midco, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	243	238,627
J. Crew Group, Inc.
Term Loan, 4.73%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)(5)	725	567,842
LSF9 Atlantis Holdings, LLC
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	234	215,234
PetSmart, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	699	692,246
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(4)	511	196,812
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(4)	118	24,806
		$3,118,637
Steel — 1.4%
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	$93	$91,694
GrafTech Finance, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	533	511,333
Neenah Foundry Company
Term Loan, 8.19%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	168	163,745
Phoenix Services International, LLC
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	172	165,705
Zekelman Industries, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	825	819,328
		$1,751,805
Surface Transport — 0.4%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	$23	$22,710
Hertz Corporation (The)
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	236	234,643
Kenan Advantage Group, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	27	26,510
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	88	87,177
XPO Logistics, Inc.
Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	150	148,687
		$519,727
Telecommunications — 5.2%
CenturyLink, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	$1,650	$1,612,875
Colorado Buyer, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	195	166,481
Digicel International Finance Limited
Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	171	156,951
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	469	421,750
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	600	596,625
Term Loan, 6.43%, (6 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	400	403,625
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	220	185,482

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Onvoy, LLC
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	462	413,434
Plantronics, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	292	270,035
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	827	821,975
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	173	172,384
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	221	202,272
Telesat Canada
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	325	323,777
Ziggo Financing Partnership
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	850	833,744
		$6,581,410
Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	$768	$757,312
Calpine Construction Finance Company L.P.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	91	89,781
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	788	777,534
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	199	197,134
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	617	611,904
Lightstone Holdco, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	20	17,506
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	348	310,389
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	549	300,303
Talen Energy Supply, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	100	99,375
USIC Holdings, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	295	291,048
		$3,452,286
Total Senior Floating-Rate Loans
(identified cost $176,348,925)		$169,482,991

Corporate Bonds & Notes — 9.2%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.2%
TransDigm, Inc.
7.50%, 3/15/27	$250	$263,913
		$263,913
Automotive — 0.8%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(6)	$1,000	$1,019,350
		$1,019,350

Security	Principal Amount (000’s omitted)	Value
Building and Development — 0.4%
Standard Industries, Inc.
5.00%, 2/15/27(6)	$500	$514,464
		$514,464
Cable and Satellite Television — 1.0%
Altice France S.A.
8.125%, 2/1/27(6)	$500	$545,815
Altice Luxembourg S.A.
7.625%, 2/15/25(6)	200	208,000
DISH DBS Corp.
7.75%, 7/1/26	500	538,205
		$1,292,020
Containers and Glass Products — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 8/15/27(6)	$200	$203,630
		$203,630
Drugs — 0.7%
Bausch Health Companies, Inc.
6.50%, 3/15/22 (6)	$173	$175,379
7.00%, 3/15/24 (6)	225	232,124
7.00%, 1/15/28 (6)	500	535,975
		$943,478
Ecological Services and Equipment — 0.4%
GFL Environmental, Inc.
8.50%, 5/1/27(6)	$500	$543,425
		$543,425
Electronics/Electrical — 0.6%
Energizer Holdings, Inc.
6.375%, 7/15/26(6)	$500	$519,575
Go Daddy Operating Co., LLC/GD Finance Co., Inc.
5.25%, 12/1/27(6)	242	252,128
		$771,703
Food Products — 1.0%
Dole Food Co., Inc.
7.25%, 6/15/25(6)	500	$491,457
Post Holdings, Inc.
5.625%, 1/15/28(6)	750	785,295
		$1,276,752
Health Care — 1.1%
HCA, Inc.
5.875%, 2/1/29	$750	$866,085
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(6)	500	466,355
		$1,332,440

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.4%
USI, Inc.
6.875%, 5/1/25(6)	$500	$498,935
		$498,935
Internet Software & Services — 0.9%
Netflix, Inc.
5.375%, 11/15/29(6)	$1,000	$1,089,050
		$1,089,050
Leisure Goods/Activities/Movies — 0.4%
Mattel, Inc.
6.75%, 12/31/25(6)	500	$526,517
		$526,517
Lodging and Casinos — 0.4%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(6)	$500	$492,260
		$492,260
Radio and Television — 0.5%
iHeartCommunications, Inc.
6.375%, 5/1/26	$30	$32,361
8.375%, 5/1/27	554	603,164
		$635,525
Retailers (Except Food and Drug) — 0.2%
Party City Holdings, Inc.
6.625%, 8/1/26(6)	500	$295,000
		$295,000
Total Corporate Bonds & Notes
(identified cost $11,709,085)		$11,698,462

Asset-Backed Securities — 9.0%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(6)(7)	$1,000	$912,733
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(6)(7)	1,000	1,000,018
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 8.144%, (3 mo. USD LIBOR + 6.35%), 7/25/30(6)(7)	1,000	955,399
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(6)(7)	1,000	1,005,970
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(6)(7)	1,000	983,485
Cent CLO 17, Ltd.
Series C17A, Class DR, 7.77%, (3 mo. USD LIBOR + 6.00%), 4/30/31(6)(7)	1,000	914,685
Kayne CLO, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(6)(7)	1,000	985,637
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(6)(7)	1,000	1,001,670

Security	Principal Amount (000’s omitted)	Value
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(6)(7)	1,000	1,002,989
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.009%, (3 mo. USD LIBOR + 6.19%), 10/20/31(6)(7)	1,000	894,241
Voya CLO, Ltd.
Series 2016-3A, Class DR, 7.899%, (3 mo. USD LIBOR + 6.08%), 10/18/31(6)(7)	1,000	909,681
Webster Park CLO, Ltd.
Series 2015-1A, Class DR, 7.319%, (3 mo. USD LIBOR + 5.50%), 7/20/30(6)(7)	1,000	933,836
Total Asset-Backed Securities
(identified cost $11,643,117)		$11,500,344

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Oil & Gas — 0.1%
Ascent Resources-Utica, LLC/ARU Finance Corp.
6.50%, 3/1/21(6)(8)	$128	$174,820
Total Convertible Bonds
(identified cost $128,310)		$174,820

Common Stocks — 0.6%

Security	Shares	Value
Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(9)(10)	1,216	$69,920
		$69,920
Electronics/Electrical — 0.0%(11)
Answers Corp.(5)(9)(10)	14,876	$29,752
		$29,752
Health Care — 0.0%
New Millennium Holdco, Inc.(5)(9)(10)	10,394	$0
		$0
Oil and Gas — 0.2%
AFG Holdings, Inc.(5)(9)(10)	4,525	$175,796
Fieldwood Energy, Inc.(9)(10)	2,148	40,186
Southcross Holdings Group, LLC(5)(9)(10)	15	0
Southcross Holdings L.P., Class A(9)(10)	15	1,170
Sunrise Oil & Gas, Inc., Class A(5)(9)(10)	3,200	32,160
		$249,312
Publishing — 0.0%(11)
Tweddle Group, Inc.(5)(9)(10)	444	$5,164
		$5,164
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(9)(10)	12,499	$25,873
Cumulus Media, Inc., Class A(9)(10)	9,974	120,187

Security	Shares	Value
iHeartMedia, Inc., Class A(9)(10)	5,315	80,309
		$226,369
Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(5)(9)(10)	5,304	$122,257
		$122,257
Total Common Stocks
(identified cost $1,059,126)		$702,774

Preferred Stocks — 0.1%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC, Series A(5)(9)(10)	148	$11,840
David’s Bridal, LLC, Series B(5)(9)(10)	601	48,657
Total Preferred Stocks
(identified cost $48,657)		$60,497

Warrants — 0.0%

Security	Shares	Value
David’s Bridal, LLC, Exp. 11/26/22 (5)(9)(10)	1,024	$0
Total Warrants
(identified cost $0)		$0

Miscellaneous — 0.0%(11)

Security	Shares	Value
Oil and Gas — 0.0%(11)
Paragon Offshore Finance Company, Class A(9)(10)	404	$121
Paragon Offshore Finance Company, Class B(9)(10)	202	3,889
Total Miscellaneous
(identified cost $4,393)		$4,010

Short-Term Investments — 2.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.75%(12)	2,991,890	$2,992,488
Total Short-Term Investments
(identified cost $2,992,393)		$2,992,488
Total Investments — 154.7%
(identified cost $203,934,006)		$196,616,386
Notes Payable — (35.8)%		$(45,500,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (14.9)%		$(18,961,057)
Other Assets, Less Liabilities — (4.0)%		$(5,035,069)
Net Assets Applicable to Common Shares — 100.0%		$127,120,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.
(2)	The stated interest rate represents the weighted average interest rate at February 29, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(3)	This Senior Loan will settle after February 29, 2020, at which time the interest rate will be determined.
(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $21,069,898 or 16.6% of the Fund’s net assets applicable to common shares.
(7)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2020.
(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(9)	Non-income producing security.
(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(11)	Amount is less than 0.05%.
(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

Abbreviations:

DIP	-	Debtor In Possession
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at February 29, 2020.

At February 29, 2020, the value of the Fund’s investment in affiliated funds was $2,992,488, which represents 2.4% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the fiscal year to date ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,950,427	$71,184,231	$(73,143,568)	$1,307	$91	$2,992,488	$85,895	2,991,890

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans	$—	$168,894,948	$588,043	$169,482,991
Corporate Bonds & Notes	—	11,698,462	—	11,698,462
Asset-Backed Securities	—	11,500,344	—	11,500,344
Convertible Bonds	—	174,820	—	174,820
Common Stocks	226,369	111,276	365,129	702,774
Preferred Stocks	—	—	60,497	60,497
Warrants	—	—	0	0
Miscellaneous	—	4,010	—	4,010
Short-Term Investments	—	2,992,488	—	2,992,488
Total Investments	$226,369	$195,376,348	$1,013,669	$196,616,386

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.